Foreign Exchange	12 Months Ended
Dec. 31, 2017
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Years Ended December 31
	2017	2016
Unrealized foreign exchange gain	$(86,649)	$(41,436)
Realized foreign exchange gain	(411)	(1,242)
Foreign exchange gain	$(87,060)	$(42,678)